Accounts Receivable - Movements on the allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for Doubtful Accounts Receivable
As at January 1	$ 20	$ 95	$ 16
Increase in allowance for credit losses	150	16	95
Decrease in allowance due to subsequent collection	(107)	(92)	(18)
Exchange difference	(3)	1	2
As at December 31	$ 60	$ 20	$ 95